Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2012
Actual Capital Levels and Minimum Required Levels

At December 31, 2012, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk-weighted assets
Consolidated	$116,423	14.8%	$62,931	8.0%	n/a	n/a
Citizens	104,948	13.4	62,656	8.0	$78,319	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	103,979	13.3	31,272	4.0	n/a	n/a
Citizens	95,022	12.1	31,335	4.0	47,002	6.0
Tier I (Core) Capital to average assets
Consolidated	103,979	9.3	44,722	4.0	n/a	n/a
Citizens	95,022	8.5	44,559	4.0	55,699	5.0

At December 31, 2011, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk-weighted assets
Consolidated	$113,609	15.0%	$60,632	8.0%	n/a	n/a
Citizens	101,686	13.5	60,259	8.0	$75,323	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	100,068	13.2	30,324	4.0	n/a	n/a
Citizens	92,133	12.2	30,207	4.0	45,311	6.0
Tier I (Core) Capital to average assets
Consolidated	100,068	9.2	43,650	4.0	n/a	n/a
Citizens	92,133	8.4	43,873	4.0	54,841	5.0